COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2020	Oct. 22, 2020	Sep. 01, 2020	Jul. 13, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salary and wage					$ 617,826	$ 433,318	$ 2,478,357	$ 433,318	$ 1,153,978
Issuance of stock options							732,500		1,340,000	2,450,000
Royalties percentage							10.00%		10.00%
Leasing for office space									$ 10,701
Vesting period							8 years 1 month 17 days		8 years 9 months 25 days
Exercise price per share					$ 1.39		$ 1.39		$ 1.40
Employment And Consulting Agreements [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock options		120,000	40,000
Compensation			$ 120,000
Vesting period		3 years	1 year
Exercise price per share		$ 1.25
Employment And Consulting Agreements [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock options	500,000
Compensation	$ 375,000
Vesting period	3 years
Exercise price per share	$ 1.25
UNITED STATES | First Fifty Million [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Royalties percentage							5.00%		5.00%
UNITED STATES | Fifty Million Up To Two Hundred Million [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Royalties percentage							4.00%		4.00%
UNITED STATES | Over Two Hundred Million [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Royalties percentage							2.00%		2.00%
Non-US [Member] | First Fifty Million [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Royalties percentage							6.00%		6.00%
Non-US [Member] | Fifty Million Up To Two Hundred Million [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Royalties percentage							4.00%		4.00%
Non-US [Member] | Over Two Hundred Million [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Royalties percentage							2.00%		2.00%
July Thirteen Two Thousandand Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salary and wage				$ 30,000
Issuance of stock options				250,000
July Thirteen Two Thousand and Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock options				250,000
Shares issued, price per share				$ 1.50